MARKETABLE SECURITIES - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended
	Sep. 05, 2014	Dec. 31, 2013	Dec. 31, 2014	May 19, 2014	Mar. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable Securities, Number of Shares Held as Deposit (in Shares)	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	$ 300,000
Fair Value Inputs, Discount Rate		12.00%
Marketable Securities, Restricted, Current		184,800	0
Class of Warrant or Right, Outstanding (in Shares)			206,480		337,946
Fair value of warrants					752,562
Endocan [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Customer deposit received as collateral description			The last filed financial statements show minimal assets and liabilities of over $1,000,000. Management concluded these factors were indications of impairment, and determined the shares were fully impaired, with the decline being other-than-temporary.
MJ Holdings [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment, Percentage of Profits Realized from Investment				50.00%
Investment, Term of Investment				6 months
Class of Warrant or Right, Outstanding (in Shares)				33,333
Number of tranches of warrants received for services provided under agreement			6
Class of warrant or right, exercised			10,825
Class of Warrant or Rights, Fair Value Granted			21,650
Unrealized loss on marketable securities			(73,069)
Other Entity [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment, Term of Investment				6 months
Class of Warrant or Right, Outstanding (in Shares)				166,665
Class of warrant or right, exercised				33,333
Class of Warrant or Rights, Fair Value Granted					12,665
Class of warrant or right, issued				200,000
Shares of common stock issued on exercise of warrants				10,825
Fair value of warrants					$ 24,675
Expected term					1 year
Annual risk-free rate					0.26%
Annualized expected volatility					120.00%